Lease (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Lease
Summary of Right-of-use Asset and Lease Information
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2024	2023	2024	2023
The components of lease expense were as follows:
Operating lease cost	$21,498	$10,000	$64,494	$40,000
Short-term lease cost	27,603	1,829	47,644	5,297
Variable lease cost	3,996	10,432	15,278	18,232
Total lease cost	$53,097	$22,261	$127,416	$63,529

	Years Ended
	December 31,
	2023	2022
The components of lease expense were as follows:
Operating lease cost	$70,830	$40,000

Supplemental cash flow information related to leases was as follows:

Cash paid for operating cash flows from operating leases	$79,528	$40,000
Right -of-use assets obtained upon acquisition	$161,665	$81,967

Summary of Supplemental Balance Sheet Information
	December 31,	December 31,
	2023	2022
Operating lease right-of-use asset	$129,683	$39,367

Schedule of Supplemental cash flow information related to leases
	Nine Months Ended
	September30,
	2024	2023
Cash paid for operating cash flows from operating leases	$71,954	$58,232

Weighted-average remaining lease term - operating leases (year)	0.83	1.84
Weighted-average discount rate — operating leases	6.50%	6.50%

Summary of Future Minimum Lease Payments Under the Operating Lease Liability
	December 31,	December 31,
	2023	2022
Operating lease liabilities:
Current portion	$80,136	$39,367
Non-current portion	50,047	-
	$130,183	$39,367

Weighted-average remaining lease term - operating leases (year)	1.58	0.67
Weighted-average discount rate — operating leases	6.5%	5.5%

Summary of supplemental balance sheet information related to leases
	September 30,	December 31,
	2024	2023
Operating lease right-of-use asset	$69,923	$129,683

Operating lease liabilities:
Current portion	$70,923	$80,136
Non-current portion	-	50,047
	$70,923	$130,183

Summary of Maturity of Lease Liabilitis
2024	$85,792
2025	50,862
Thereafter	-
136,654
Less: Imputed interest	(6,471)
Operating lease liabilities	$130,183

Schedule of maturities of lease liabilities
Year ending December 31,
2024 (excluding the nine months ended September 30, 2024)	$21,798
2025	50,862
Thereafter	-
72,660
Less: Imputed interest	(1,737)
Operating lease liabilities	$70,923